Retained Earnings and Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2018
Retained Earnings and Accumulated Other Comprehensive Income
Retained Earnings and Accumulated Other Comprehensive Income

17.Retained Earnings and Accumulated Other Comprehensive Income

(a)   Retained Earnings:

			Unappropriated		Net Income for		Retained
	Legal Reserve		Earnings		the Year		Earnings
Balance at January 1, 2017	Ps.	2,139,007	Ps.	64,535,256	Ps.	3,721,406	Ps.	70,395,669
Appropriation of net income relating to 2016		—		3,721,406		(3,721,406)		—
Dividends paid relating to 2016		—		(1,084,192)		—		(1,084,192)
Sale of repurchased shares		—		(320,654)		—		(320,654)
Share-based compensation		—		1,468,337		—		1,468,337
Net income for the year 2017		—		—		4,524,496		4,524,496
Balance at December 31, 2017		2,139,007		68,320,153		4,524,496		74,983,656
Appropriation of net income relating to 2017		—		4,524,496		(4,524,496)		—
Cumulative adjustment for adoption of IFRS 9-Expected credit losses (see Note 27)		—		(167,028)		—		(167,028)
Cumulative adjustment for adoption of IFRS 9-New classification of financial instruments (see Note 27)		—		(827,932)		—		(827,932)
Cumulative adjustment for adoption of IFRS 15 (see Note 27)		—		1,599,452		—		1,599,452
Acquisition of non-controlling interests		—		(183,041)		—		(183,041)
Dividends paid relating to 2017		—		(1,068,868)		—		(1,068,868)
Share cancellation		—		(2,694,201)		—		(2,694,201)
Sale of repurchased shares		—		(446,542)		—		(446,542)
Share-based compensation		—		1,305,999		—		1,305,999
Net income for the year 2018		—		—		6,009,414		6,009,414
Balance at December 31, 2018	Ps.	2,139,007	Ps.	70,362,488	Ps.	6,009,414	Ps.	78,510,909

In accordance with Mexican law, the legal reserve must be increased by 5% of annual net profits until it reaches 20% of the capital stock amount. As of December 31, 2018 and 2017, the Company’s legal reserve amounted to Ps.2,139,007 and Ps.2,139,007, respectively and was classified into retained earnings in consolidated equity. As the legal reserve reached 20% of the capital stock amount, no additional increases were required in 2018, 2017 and 2016. This reserve is not available for dividends, but may be used to reduce a deficit or may be transferred to stated capital. Other appropriations of profits require the vote of the Company’s stockholders.

In April 2016, the Company’s stockholders approved the payment of a dividend of Ps.0.35 per CPO and Ps.0.002991452991 per share of Series “A”, “B”, “D” and “L” Shares, not in the form of a CPO, which was paid in cash in May 2016 in the aggregate amount of Ps.1,084,192 (see Note 16).

In April 2017, the Company’s stockholders approved the payment of a dividend of Ps.0.35 per CPO and Ps. 0.002991452991 per share of Series “A”, “B”, “D” and “L” Shares, not in the form of a CPO, which was paid in cash in May 2017 in the aggregate amount of Ps. 1,084,192 (see Note 16).

In April 2018, the Company’s stockholders approved for the payment of a dividend of Ps.0.35 per CPO and Ps.0.002991452991 per share of Series “A”, “B”, “D” and “L” Shares, not in the form of a CPO, which was paid in May 2018 in the aggregate amount of Ps.1,068,868 (see Note 16).

In February 2019, the Company’s Board of Directors approved a proposal for a dividend of Ps.0.35 per CPO payable in the second quarter of 2019, subject to approval of the Company’s stockholders.

Dividends, either in cash or in other forms, paid by the Mexican companies in the Group will be subject to income tax if the dividends are paid from earnings that have not been subject to Mexican income tax computed on an individual company basis under the provisions of the Mexican Income Tax Law. In this case, dividends will be taxable by multiplying such dividends by a 1.4286 factor and applying to the resulting amount the income tax rate of 30%. This income tax will be paid by the company paying the dividends.

In addition, the entities that distribute dividends to its stockholders who are individuals or foreign residents must withhold 10% thereof for income tax purposes, which will be paid in Mexico. The foregoing will not be applicable when distributed dividends arise from the “taxed net earnings account” computed on an individual company basis generated through December 31, 2013.

As of December 31, 2018, cumulative earnings that have been subject to income tax and can be distributed by the Company free of Mexican income tax amounted to Ps.69,131,339.

(b)   Accumulated Other Comprehensive Income:

									Exchange		Remeasurement		Derivative		Share of
							Warrants		Differences on		of Post-		Financial		Income (Loss)
			Other				Exercisable for		Translating		Employment		Instruments		of Associates
	Open Ended		Equity		Other Financial		Common Stock		Foreign		Benefit		Cash Flow		and Joint
Changes	Fund		Instruments		Assets		of UHI		Operations		Obligations		Hedges		Ventures		Income Tax		Total
Accumulated at January 1, 2016	Ps.	2,774,362	Ps.	—	Ps.	—	Ps.	3,303,182	Ps.	603,168	Ps.	(126,845)	Ps.	(218,949)	Ps.	311,229	Ps.	(1,388,593)	Ps.	5,257,554
Changes in other comprehensive income		(32,379)		—		—		(3,635,399)		660,181		(254,949)		789,208		(42,832)		1,220,400		(1,295,770)
Accumulated at December 31, 2016		2,741,983		—		—		(332,217)		1,263,349		(381,794)		570,259		268,397		(168,193)		3,961,784
Changes in other comprehensive income		1,008,675		—		—		(280,447)		387,698		(283,945)		231,758		(60,340)		(366,036)		637,363
Accumulated at December 31, 2017		3,750,658		—		—		(612,664)		1,651,047		(665,739)		802,017		208,057		(534,229)		4,599,147
Cumulative adjustment for adoption of IFRS 9-New classification of financial instruments (see Note 27)		—		1,182,760		—		—		—		—		—		—		(354,828)		827,932
Changes in other comprehensive income		215,957		603,766		(111)		(1,347,698)		(836,740)		(98,096)		174,532		(47,313)		336,111		(999,592)
Accumulated at December 31, 2018	Ps.	3,966,615	Ps.	1,786,526	Ps.	(111)	Ps.	(1,960,362)	Ps.	814,307	Ps.	(763,835)	Ps.	976,549	Ps.	160,744	Ps.	(552,946)	Ps.	4,427,487